Provisions	12 Months Ended
Dec. 31, 2017
Provisions
Provisions

25. PROVISIONS

($ millions)	Decommissioning and Restoration(1)	Royalties	Other(2)	Total

At December 31, 2015	5 505	323	280	6 108

Liabilities incurred	279	93	53	425

Change in discount rate	532	—	—	532

Changes in estimates	(824)	(79)	11	(892)

Liabilities settled	(269)	(30)	(68)	(367)

Accretion	269	—	—	269

Asset acquisitions	1 356	—	—	1 356

Foreign exchange	(98)	—	(1)	(99)

Reclassified to assets held for sale (notes 36 and 37)	(4)	—	(5)	(9)

At December 31, 2016	6 746	307	270	7 323

Less: current portion	(403)	(307)	(71)	(781)

	6 343	—	199	6 542

At December 31, 2016	6 746	307	270	7 323

Liabilities incurred	494	29	34	557

Change in discount rate	255	—	—	255

Changes in estimates	92	(89)	(6)	(3)

Liabilities settled	(353)	(7)	(42)	(402)

Accretion	247	—	—	247

Asset acquisitions	5	—	—	5

Foreign exchange	(21)	—	(2)	(23)

At December 31, 2017	7 465	240	254	7 959

Less: current portion	(434)	(240)	(48)	(722)

	7 031	—	206	7 237

(1)

Represents decommissioning and restoration provisions associated with the retirement of Property, Plant and Equipment and Exploration and Evaluation assets. The total undiscounted amount of estimated future cash flows required to settle the obligations at December 31, 2017 was approximately $12.2 billion (December 31, 2016 – $11.7 billion). A weighted average credit-adjusted risk-free interest rate of 3.70% was used to discount the provision recognized at December 31, 2017 (December 31, 2016 – 3.90%). The credit-adjusted risk-free interest rate used reflects the expected time frame of the provisions. Payments to settle the decommissioning and restoration provisions occur on an ongoing basis and will continue over the lives of the operating assets, which can exceed 50 years.

(2)	Includes legal, environmental and lease inducement provisions.

Sensitivities

Changes to the discount rate would have the following impact on Decommissioning and Restoration liabilities:

As at December 31	2017	2016

1% Increase	(1 218)	(1 036)

1% Decrease	1 758	1 506